Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of redeemable noncontrolling interest
As of December 31, 2025 and 2024, the Company’s Redeemable NCI was allocated as follows:

As of	Curaleaf International	Four20(1)(2)	Total
December 31, 2025(1)	$—	$83,931	$83,931
December 31, 2024	94,561	37,618	132,179

(1) The Company recorded $42.3 million and $22.7 million in order to reflect the put/call options obligation at their redemption value as of December 31, 2025 and 2024. See Note 2 — Basis of presentation and consolidation for further details.

(2) The Company anticipates the value of these put/call options to be between $80.0 million to $100.0 million upon redemption, payable in cash and stock.